Consolidated Balance Sheet - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Current Assets
Cash		$ 306,623
Prepaid expenses		25,816
Total Current Assets		332,439
Marketable securities held in Trust Account		254,382,396
TOTAL ASSETS		254,714,835
Current liabilities
Accrued expenses		601,749
Total Current Liabilities		601,749
Warrant Liability		41,472,782
Deferred underwriting payable		8,902,250
Total Liabilities		50,976,781
Commitments
Temporary Equity
Common stock subject to possible redemption, Value		198,738,050
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0
Additional paid-in capital		34,636,485
Accumulated deficit		(29,637,673)
Total Stockholders' Equity		5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		254,714,835
Common Class A [Member]
Stockholders' Equity
Common stock		556
Common Class B [Member]
Stockholders' Equity
Common stock	[1]	636
Barkbox Inc [Member]
Current Assets
Cash		38,278,000		$ 9,676,000
Accounts receivable—net		8,927,000		3,929,000
Prepaid expenses and other current assets		7,409,000		1,500,000
Inventory		77,454,000		39,696,000
Total Current Assets		132,068,000		54,801,000
PROPERTY AND EQUIPMENT—NET		13,465,000		7,144,000
INTANGIBLE ASSETS—NET		2,070,000		1,341,000
OTHER NONCURRENT ASSETS		3,260,000		1,403,000
TOTAL ASSETS		150,863,000		64,689,000
Current liabilities
Accounts payable		50,501,000		38,584,000
Accrued and other current liabilities		44,605,000		21,416,000
Deferred revenue		27,177,000		13,282,000
Short-term debt		0		45,184,000
Total Current Liabilities		122,283,000		118,466,000
LONG-TERM DEBT		115,729,000		16,346,000
OTHER LONG-TERM LIABILITIES		11,834,000		5,277,000
Total Liabilities		249,846,000		140,089,000
Commitments
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		59,987,000		59,987,000
Stockholders' Equity
Common stock		0		0
Treasury stock, at cost		(4,764,000)		(4,755,000)
Additional paid-in capital		25,748,000		17,931,000
Accumulated deficit		(179,954,000)		(148,563,000)
Total Stockholders' Equity		(158,970,000)		(135,387,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		150,863,000		64,689,000
Barkbox Inc [Member] | Series Seed Preferred Stock [Member]
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		1,897,000		1,897,000
Barkbox Inc [Member] | Series A Preferred Stock [Member]
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		4,948,000		4,948,000
Barkbox Inc [Member] | Series B Preferred Stock [Member]
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		10,285,000		10,285,000
Barkbox Inc [Member] | Series C Preferred Stock [Member]
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		34,585,000		34,585,000
Barkbox Inc [Member] | Series C One Preferred Stock [Member]
Temporary Equity
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount		$ 8,272,000		$ 8,272,000

[1]	On November 10, 2020, the Initial Stockholders’ contributed an aggregate of 1,437,500 shares of Class B common stock back to the Company for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding on such date. All share and per-share amounts have been retroactively restated to reflect the stock cancellation (see Note 6).